Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.07850%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,900,938.55

Principal:
Principal Collections	$27,624,558.51
Prepayments in Full	$15,902,531.21
Liquidation Proceeds	$250,471.26
Recoveries	$2,101.14
Sub Total	$43,779,662.12
Collections	$48,680,600.67

Purchase Amounts:
Purchase Amounts Related to Principal	$8,193.78
Purchase Amounts Related to Interest	$42.03
Sub Total	$8,235.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,688,836.48

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,688,836.48
Servicing Fee	$1,009,841.20	$1,009,841.20	$0.00	$0.00	$47,678,995.28
Interest - Class A-1 Notes	$59,426.49	$59,426.49	$0.00	$0.00	$47,619,568.79
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$46,772,018.79
Interest - Class A-2b Notes	$859,883.75	$859,883.75	$0.00	$0.00	$45,912,135.04
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$44,329,260.04
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$44,058,860.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,058,860.04
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$43,904,681.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,904,681.54
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,904,681.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,904,681.54
Regular Principal Payment	$54,515,857.23	$43,904,681.54	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,688,836.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,904,681.54
Total					$43,904,681.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$18,638,733.19	$62.76	$59,426.49	$0.20	$18,698,159.68	$62.96
Class A-2a Notes	$12,632,974.18	$49.93	$847,550.00	$3.35	$13,480,524.18	$53.28
Class A-2b Notes	$12,632,974.17	$49.93	$859,883.75	$3.40	$13,492,857.92	$53.33
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,904,681.54	$30.90	$3,774,313.74	$2.66	$47,678,995.28	$33.56

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$18,638,733.19	0.0627567	$0.00	0.0000000
Class A-2a Notes	$253,000,000.00	1.0000000	$240,367,025.82	0.9500673
Class A-2b Notes	$253,000,000.00	1.0000000	$240,367,025.83	0.9500673
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,142,678,733.19	0.8041144	$1,098,774,051.65	0.7732182

Pool Information
Weighted Average APR	4.858%	4.860%
Weighted Average Remaining Term	50.52	49.75
Number of Receivables Outstanding	33,706	32,876
Pool Balance	$1,211,809,438.08	$1,167,817,113.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,158,366,485.35	$1,116,583,858.73
Pool Factor	0.8138624	0.7843168

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$51,233,254.76
Targeted Overcollateralization Amount	$79,654,237.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,043,061.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$206,569.83
(Recoveries)		3	$2,101.14
Net Loss for Current Collection Period			$204,468.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2025%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0648%
Second Prior Collection Period			0.4411%
Prior Collection Period			0.0782%
Current Collection Period			0.2062%
Four Month Average (Current and Prior Three Collection Periods)			0.1976%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		373	$917,107.40
(Cumulative Recoveries)			$20,122.00
Cumulative Net Loss for All Collection Periods			$896,985.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0602%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,458.73
Average Net Loss for Receivables that have experienced a Realized Loss			$2,404.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	175	$7,449,270.51
61-90 Days Delinquent	0.07%	25	$854,653.52
91-120 Days Delinquent	0.01%	3	$79,678.75
Over 120 Days Delinquent	0.01%	2	$151,750.87
Total Delinquent Receivables	0.73%	205	$8,535,353.65

Repossession Inventory:
Repossessed in the Current Collection Period		18	$827,233.31
Total Repossessed Inventory		26	$1,162,904.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0723%
Prior Collection Period			0.0831%
Current Collection Period			0.0913%
Three Month Average			0.0822%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0930%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$2,846,819.29
2 Months Extended	88	$4,040,421.46
3+ Months Extended	21	$882,560.65

Total Receivables Extended	164	$7,769,801.40
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer